Note 17 - Regulatory Capital	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE
1
7
Regulatory
Capital
The Company and the Bank are subject to the Basel III regulatory capital requirements. The Basel III requirements, among other things, (i) apply a set of capital requirements to the Bank (the Company is exempt, pursuant to the Small Bank Holding Company Policy Statement (Policy Statement) described below), including requirements relating to common equity as a component of core capital, (ii) implement a “capital conservation buffer” against risk and a higher minimum Tier
1
capital requirement, and (iii) set forth rules for calculating risk-weighted assets for purposes of such requirements. The rules made corresponding revisions to the prompt corrective action framework and include capital ratios and buffer requirements. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of its assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

The FRB amended its Policy Statement to exempt small bank and savings and loan holding companies with assets less than
$3
billion from the above capital requirements. The Company currently meets the qualitative exemption requirements, and therefore, is exempt from the above capital requirements.

Quantitative measures established by regulations to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the following table and defined in the regulation) of Common Equity Tier
1
capital to risk weighted assets, Tier
1
capital to adjusted total assets, Tier
1
capital to risk weighted assets, and total capital to risk weighted assets.

At
December 31, 2020
and
2019,
the Bank's capital amounts and ratios are presented for actual capital, required capital and excess capital including amounts and ratios in order to qualify as being well capitalized under the prompt corrective action regulations:

	Actual		Required to be Adequately Capitalized		Capital in Excess of Minimum Requirements		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)
December 31, 20 20
C ommon equity T ier 1 capital	$89,473	13.62%	$29,571	4.50%	$59,902	9.12%	$42,714	6.50%
Tier 1 leverage	89,473	9.85	36,330	4.00	53,143	5.85	45,412	5.00
Tier 1 r isk-based capital	89,473	13.62	39,428	6.00	50,045	7.62	52,571	8.00
To tal risk-based capital	97,717	14.87	52,571	8.00	45,146	6.87	65,714	10.00

December 31, 201 9
Common equity Tier 1 capital	$83,525	13.21%	$28,458	4.50%	$55,067	8.71%	$41,106	6.50%
Tier 1 leverage	83,525	10.89	30,684	4.00	52,841	6.89	38,355	5.00
Tier 1 risk-based capital	83,525	13.21	37,944	6.00	45,581	7.21	50,591	8.00
Total risk-based capital	91,438	14.46	50,591	8.00	40,847	6.46	63,239	10.00
(1) Based upon the Bank's adjusted total assets for the purpose of the Tier 1 leverage capital ratio and risk-weighted assets for the purpose of the risk-based capital ratios.

The Bank must maintain a capital conservation buffer of
2.50%
composed of common equity Tier
1
capital above its minimum risk-based capital requirements in order to avoid limitations on capital distributions, including dividend payments and certain discretionary bonus payments to executive officers. Management believes that, as of
December 31, 2020,
the Bank's capital ratios were in excess of those quantitative capital ratio standards set forth under the current prompt corrective action regulations, including the capital conservation buffer described above. However, there can be no
assurance that the Bank will continue to maintain such status in the future. The Office of the Comptroller of the Currency has extensive discretion in its supervisory and enforcement activities, and can adjust the requirement to be well-capitalized in the future. In addition, the Company must adhere to various U.S. Department of Housing and Urban Development (HUD) regulatory guidelines including required minimum capital and liquidity amounts to maintain their Federal Housing Administration approved status. Failure to comply with the HUD guidelines could result in withdrawal of this certification. As of
December 31, 2020,
the Company was in compliance with HUD guidelines.